Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (4,297,445)	$ 622,907	$ (72,478)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,076,486	2,022,648	2,051,433
Bad debt expense (recovery)	(16,889)	18,915	20,461
Deferred income tax expense (benefit)	2,228,124	(423,524)	998,747
Share-based compensation expense	1,078,563	956,859	971,145
Impact of excess tax benefits from share-based compensation	(519)	(33,462)	(41,598)
Loss on sale of property and equipment	12,059	39,137	12,858
(Increase) decrease in:
Trade accounts receivable	4,903,740	(4,143,294)	2,628,971
Other receivables	45,707	44,881	(8,804)
Income taxes refundable	(360,324)	590,569	(472,511)
Inventories	(297,961)	716,160	229,740
Prepaid expenses	14,819	(247,702)	153,265
Other assets, net	16,341
Increase (decrease) in:
Accounts payable and accrued expenses	(1,698,165)	2,171,801	(800,378)
Accrued compensation and payroll taxes	(1,672,372)	1,597,509	(2,166,861)
Income taxes payable	(675,034)	731,513	18,661
Other noncurrent liabilities	(154,782)	(280,599)	(47,114)
Net cash provided by operating activities	1,202,348	4,384,318	3,475,537
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(3,148,964)	(2,820,183)	(2,983,960)
Investment in intangible assets	(95,829)	$ (138,501)	(164,584)
Proceeds from sale of property and equipment	500		5,000
Net cash used in investing activities	(3,244,293)	$ (2,958,684)	(3,143,544)
Cash flows from financing activities:
Payroll taxes remitted on share-based payments	(259,756)	(126,070)	(357,852)
Proceeds from note payable to bank	4,000,000	1,750,000	4,550,000
Principal payments on long-term debt and note payable to bank	$ (770,012)	$ (2,008,651)	(3,297,749)
Principal payments on related party loans			(86,177)
Repurchase of common stock	$ (379,675)	$ (195,206)	(543,420)
Impact of excess tax benefits from share-based compensation	519	33,462	41,598
Common stock dividends paid	(555,566)	(539,965)	(479,128)
Net cash provided by (used in) financing activities	2,035,510	(1,086,430)	(172,728)
Net increase (decrease) in cash	(6,435)	339,204	159,265
Cash at beginning of year	1,089,507	750,303	591,038
Cash at end of year	1,083,072	1,089,507	750,303
Supplemental disclosure of cash flow information:
Cash payment for interest	427,024	394,241	449,134
Income taxes paid (refunded), net	434,206	(586,290)	(187,548)
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	384,818	12,625	19,132
Common stock dividends declared and included in accounts payable and accrued expenses at year end	$ 141,311	$ 136,931	$ 131,518